Income Tax (Income)/ Expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Summary of income tax (Income)/ Expense
	Year ended December 31,
	2021	2020	2019
PRC enterprises income tax:
Current tax	5,495	47,916	256,808
Deferred tax	17,463,604	(1,614,740)	185,787
	17,469,099	(1,556,824)	442,595

Summary of tax charge
	Year ended December 31,
	2021	2020	2019
(Loss)/profit before tax in PRC	(15,107,226)	(7,224,241)	338,185
Tax calculated at domestic tax rates applicable to profits in PRC (2021, 2020, and 2019: 25%)	(3,776,807)	(1,806,060)	84,546
Valuation allowance on deferred tax assets	21,245,906	249,236	358,049
Tax charge for the year	17,469,099	(1,556,824)	442,595

Summary of deferred tax balances
	2021		2020		2019
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	63,509,644	16,960,839	59,616,758	14,330,463	60,645,730	14,688,829
Bad Debt provisions charged to profit or loss	6,064,120	1,516,030	(2,334,410)	583,603	(1,028,972)	257,243
Inventory provision charged to profit or loss	1,283	321	-	-	-	-
Impairment charged to profit or loss	2,944,979	736,245	-	-	-	-
Tax loss carried forward	6,102,339	1,529,706	6,227,296	1,556,824	-	-
Allowance		(21,245,906)	-	-	-	-
Effect of translation	-	502,765	-	489,949	-	(615,609)
End of the year	78,622,365	-	63,509,644	16,960,839	59,616,758	14,330,463